Calvert
US Large-Cap Value Responsible Index Fund
June 30, 2026
Schedule of Investments (Unaudited)

Common Stocks — 99.5%

Security	Shares	Value
Aerospace & Defense — 1.0%
General Electric Co.	56,696	$ 21,188,996
Hexcel Corp.	1,488	148,889
Moog, Inc., Class A	799	338,648
		$ 21,676,533
Air Freight & Logistics — 1.2%
C.H. Robinson Worldwide, Inc.	14,492	$ 2,729,423
Expeditors International of Washington, Inc.	8,471	1,380,604
FedEx Corp.	31,049	9,722,373
GXO Logistics, Inc.(1)	16,292	826,005
United Parcel Service, Inc., Class B	109,654	11,787,805
		$26,446,210
Automobile Components — 0.3%
Aptiv PLC(1)	12,883	$790,758
Autoliv, Inc.	14,789	1,718,038
BorgWarner, Inc.	15,389	1,021,830
Garrett Motion, Inc.	19,629	711,159
Lear Corp.	9,889	1,325,719
		$5,567,504
Automobiles — 0.7%
Ford Motor Co.	565,142	$7,855,474
General Motors Co.	81,836	6,307,919
Rivian Automotive, Inc., Class A(1)	1,000	17,350
		$14,180,743
Banks — 14.7%
Ameris Bancorp	11,252	$1,015,605
Bank of America Corp.	828,814	47,225,822
BOK Financial Corp.(2)	3,981	552,881
Citigroup, Inc.	210,460	29,455,982
Citizens Financial Group, Inc.	74,286	5,205,220
Columbia Banking System, Inc.	51,944	1,664,805
Commerce Bancshares, Inc.	25,063	1,447,388
Cullen/Frost Bankers, Inc.	10,467	1,617,361
East West Bancorp, Inc.	24,637	3,180,390
F.N.B. Corp.	62,080	1,184,486
Fifth Third Bancorp	159,294	8,979,403
First Citizens Bancshares, Inc., Class A	1,321	2,748,724
First Horizon Corp.	85,524	2,192,835
Flagstar Bank NA	55,182	824,419
Glacier Bancorp, Inc.	22,962	1,184,380
Hancock Whitney Corp.	15,296	1,142,917
Huntington Bancshares, Inc.	356,186	6,315,178
JPMorgan Chase & Co.	290,288	95,019,971
KeyCorp	163,118	3,759,870
M&T Bank Corp.	26,273	6,253,237
Security	Shares	Value
Banks (continued)
Old National Bancorp	62,984	$ 1,631,286
Pinnacle Financial Partners, Inc.	26,410	2,664,241
PNC Financial Services Group, Inc.	57,228	14,090,678
Popular, Inc.	11,535	1,893,816
Regions Financial Corp.	153,663	4,640,623
SouthState Bank Corp.	17,668	1,765,033
Truist Financial Corp.	198,452	9,886,879
U.S. Bancorp	223,833	13,519,513
UMB Financial Corp.	13,206	1,885,289
United Bankshares, Inc.	25,113	1,150,929
Valley National Bancorp	87,636	1,283,867
Webster Financial Corp.	28,510	2,178,734
Wells Fargo & Co.	372,286	30,765,715
Western Alliance Bancorp	18,885	1,552,347
Wintrust Financial Corp.	12,070	1,939,890
Zions Bancorp NA	26,757	1,851,317
		$313,671,031
Beverages — 2.2%
Coca-Cola Co.	236,267	$19,201,419
Keurig Dr. Pepper, Inc.	246,091	8,054,558
Molson Coors Beverage Co., Class B	29,861	1,163,385
PepsiCo, Inc.	141,786	19,197,824
		$47,617,186
Biotechnology — 2.6%
Amgen, Inc.	23,428	$8,483,747
Biogen, Inc.(1)	23,676	5,115,437
Cytokinetics, Inc.(1)	20,634	1,757,811
Gilead Sciences, Inc.	118,740	15,001,612
Insmed, Inc.(1)	27,099	2,889,295
Ionis Pharmaceuticals, Inc.(1)	3,673	291,232
Madrigal Pharmaceuticals, Inc.(1)	2,900	1,557,155
Moderna, Inc.(1)	62,913	4,405,797
Regeneron Pharmaceuticals, Inc.	12,124	7,559,799
Revolution Medicines, Inc.(1)	32,967	6,174,060
Roivant Sciences Ltd.(1)	20,439	723,336
Vaxcyte, Inc.(1)	24,447	1,421,104
		$55,380,385
Broadline Retail — 0.0%†
Macy's, Inc.	36,976	$870,785
		$870,785
Building Products — 1.1%
A.O. Smith Corp.	17,544	$1,100,360
Advanced Drainage Systems, Inc.	4,505	707,105
Allegion PLC	9,340	1,312,177
Builders FirstSource, Inc.(1)	14,652	1,311,061
Carlisle Cos., Inc.	6,091	2,209,510

Calvert
US Large-Cap Value Responsible Index Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Building Products (continued)
Carrier Global Corp.	79,599	$ 5,838,587
Johnson Controls International PLC	65,994	9,642,383
Masco Corp.	10,151	825,987
Owens Corning	2,787	443,021
Simpson Manufacturing Co., Inc.	3,496	731,888
Zurn Elkay Water Solutions Corp., Class C	1,314	66,396
		$ 24,188,475
Capital Markets — 6.1%
Affiliated Managers Group, Inc.	3,380	$1,143,792
Ameriprise Financial, Inc.	15,965	7,324,103
Bank of New York Mellon Corp.	67,188	9,716,057
Blackrock, Inc.	11,306	10,871,397
Blackstone, Inc.	42,131	4,957,555
Carlyle Group, Inc.	16,405	690,815
Charles Schwab Corp.	176,675	16,301,802
CME Group, Inc.	42,254	9,330,951
Evercore, Inc., Class A	309	105,505
FactSet Research Systems, Inc.	3,385	778,821
Franklin Resources, Inc.	49,943	1,661,604
Galaxy Digital, Inc., Class A(1)	17,808	486,871
Goldman Sachs Group, Inc.	23,410	23,676,172
Houlihan Lokey, Inc.	2,250	301,793
Intercontinental Exchange, Inc.	58,303	7,177,682
Invesco Ltd.	37,520	990,153
Janus Henderson Group PLC	22,718	1,180,200
Jefferies Financial Group, Inc.	28,991	1,448,970
Nasdaq, Inc.	38,350	3,022,747
Northern Trust Corp.	25,679	4,464,037
Raymond James Financial, Inc.	30,943	4,704,264
S&P Global, Inc.	7,959	3,241,382
SEI Investments Co.	800	70,168
State Street Corp.	45,651	7,742,410
Stifel Financial Corp.	26,029	1,816,043
StoneX Group, Inc.(1)	12,679	1,502,461
T. Rowe Price Group, Inc.	37,532	4,267,013
Virtu Financial, Inc., Class A	14,673	874,071
		$129,848,839
Chemicals — 1.9%
Air Products and Chemicals, Inc.	29,808	$8,739,109
Axalta Coating Systems Ltd.(1)	40,162	1,374,344
Celanese Corp.	11,172	513,912
Eastman Chemical Co.	25,515	1,708,995
Ecolab, Inc.	10,414	2,901,445
International Flavors & Fragrances, Inc.	56,487	4,474,900
Linde PLC	18,062	9,373,094
Mosaic Co.	12,922	273,817
PPG Industries, Inc.	50,186	6,087,060
RPM International, Inc.	22,546	2,505,988
Security	Shares	Value
Chemicals (continued)
Sherwin-Williams Co.	9,162	$ 3,154,660
		$ 41,107,324
Commercial Services & Supplies — 0.6%
Clean Harbors, Inc.(1)	2,345	$ 700,569
Copart, Inc.(1)	1,000	28,190
MSA Safety, Inc.	2,839	495,633
Republic Services, Inc.	16,561	3,528,818
Tetra Tech, Inc.	40,188	1,161,031
Veralto Corp.	8,968	795,282
Waste Management, Inc.	22,792	5,079,881
		$11,789,404
Communications Equipment — 0.4%
Cisco Systems, Inc.	66,970	$7,866,296
Viasat, Inc.(1)	13,329	1,197,078
		$9,063,374
Construction & Engineering — 0.2%
AECOM	23,553	$1,643,999
Arcosa, Inc.	6,513	946,274
Granite Construction, Inc.	300	47,424
Primoris Services Corp.	5,258	521,173
Valmont Industries, Inc.	1,213	700,629
		$3,859,499
Construction Materials — 0.8%
Amrize Ltd.(1)	87,539	$4,665,829
CRH PLC	81,419	8,711,833
Vulcan Materials Co.	14,102	4,160,231
		$17,537,893
Consumer Finance — 1.1%
Ally Financial, Inc.	53,392	$2,453,362
American Express Co.	39,416	13,332,462
Credit Acceptance Corp.(1)(2)	692	440,624
FirstCash Holdings, Inc.	1,891	409,061
OneMain Holdings, Inc.	20,217	1,232,631
SoFi Technologies, Inc.(1)	17,243	309,167
Synchrony Financial	59,494	4,524,519
		$22,701,826
Consumer Staples Distribution & Retail — 3.1%
Albertsons Cos., Inc., Class A	4,911	$66,446
BJ's Wholesale Club Holdings, Inc.(1)	17,849	1,556,790
Casey's General Stores, Inc.	1,590	1,263,716
Costco Wholesale Corp.	4,879	4,564,158
Dollar General Corp.	30,802	3,545,618
Dollar Tree, Inc.(1)	25,938	3,137,201
Kroger Co.	115,022	6,387,172

Calvert
US Large-Cap Value Responsible Index Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Consumer Staples Distribution & Retail (continued)
Maplebear, Inc.(1)	6,759	$ 320,039
Performance Food Group Co.(1)	30,875	3,451,516
Sprouts Farmers Market, Inc.(1)	9,980	844,108
Sysco Corp.	92,165	7,703,151
Target Corp.	63,843	8,338,534
U.S. Foods Holding Corp.(1)	40,773	4,169,039
Walmart, Inc.	188,011	21,294,126
		$ 66,641,614
Containers & Packaging — 1.2%
Amcor PLC	103,927	$4,505,235
AptarGroup, Inc.	11,794	1,476,609
Avery Dennison Corp.	16,425	2,666,599
Ball Corp.	59,843	3,734,203
Crown Holdings, Inc.	24,945	2,789,350
International Paper Co.	117,384	4,472,330
Packaging Corp. of America	13,021	3,102,644
Smurfit Westrock PLC	78,341	3,624,055
		$26,371,025
Distributors — 0.1%
LKQ Corp.	35,611	$937,638
Pool Corp.	4,950	1,063,755
		$2,001,393
Diversified Consumer Services — 0.1%
Service Corp. International	17,582	$1,335,529
		$1,335,529
Diversified REITs — 0.2%
Essential Properties Realty Trust, Inc.	39,638	$1,183,194
W.P. Carey, Inc.	41,564	2,971,826
		$4,155,020
Diversified Telecommunication Services — 2.6%
AST SpaceMobile, Inc.(1)(2)	24,540	$2,180,625
AT&T, Inc.	880,529	18,226,950
Comcast Corp., Class A	506,364	12,431,236
Verizon Communications, Inc.	518,874	21,969,125
		$54,807,936
Electric Utilities — 3.0%
Alliant Energy Corp.	48,535	$3,702,735
Constellation Energy Corp.	34,970	8,685,499
Evergy, Inc.	42,890	3,706,983
Eversource Energy	69,235	5,003,613
Exelon Corp.	178,069	8,301,577
IDACORP, Inc.	10,182	1,540,537
NextEra Energy, Inc.	242,095	21,248,678
Portland General Electric Co.	22,255	1,153,477
Security	Shares	Value
Electric Utilities (continued)
TXNM Energy, Inc.	17,625	$ 1,000,747
Xcel Energy, Inc.	106,144	8,523,363
		$ 62,867,209
Electrical Equipment — 1.1%
Acuity, Inc.	2,542	$ 957,470
AMETEK, Inc.	4,096	990,986
Emerson Electric Co.	50,857	7,280,180
EnerSys	1,215	284,091
GE Vernova, Inc.	8,243	9,684,371
Hubbell, Inc.	1,820	952,224
Regal Rexnord Corp.	4,794	1,141,883
Rockwell Automation, Inc.	3,088	1,528,807
		$22,820,012
Electronic Equipment, Instruments & Components — 1.0%
Arrow Electronics, Inc.(1)	7,154	$1,526,735
Avnet, Inc.	11,427	1,014,946
CDW Corp.	19,256	2,708,164
Jabil, Inc.	1,463	563,957
Littelfuse, Inc.	2,074	944,354
Plexus Corp.(1)	1,623	487,987
Ralliant Corp.	25,151	1,851,868
TD SYNNEX Corp.	10,428	2,787,822
TE Connectivity PLC	30,764	6,202,330
Teledyne Technologies, Inc.(1)	4,101	2,734,957
Zebra Technologies Corp., Class A(1)	1,802	474,395
		$21,297,515
Energy Equipment & Services — 0.4%
Baker Hughes Co.	136,300	$7,564,650
		$7,564,650
Entertainment — 1.6%
Liberty Media Corp.-Liberty Formula One, Class A(1)	17,029	$1,490,718
Take-Two Interactive Software, Inc.(1)	19,461	4,864,861
Walt Disney Co.	219,128	21,091,070
Warner Bros. Discovery, Inc.(1)	246,594	6,574,196
Warner Music Group Corp., Class A	5,641	152,702
		$34,173,547
Financial Services — 0.8%
Corpay, Inc.(1)	483	$160,970
Fidelity National Information Services, Inc.	78,202	3,040,494
Fiserv, Inc.(1)	80,485	3,947,789
Jack Henry & Associates, Inc.	4,803	661,565
Jackson Financial, Inc., Class A	11,352	1,162,331
PayPal Holdings, Inc.	133,491	5,764,141
Voya Financial, Inc.	15,877	1,437,345
		$16,174,635

Calvert
US Large-Cap Value Responsible Index Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Food Products — 1.5%
Bunge Global SA	26,019	$ 2,777,008
Campbell's Co.(2)	43,188	961,797
Conagra Brands, Inc.	95,129	1,280,436
Darling Ingredients, Inc.(1)	12,618	689,195
General Mills, Inc.	106,416	3,703,277
Hershey Co.	12,681	2,224,881
Hormel Foods Corp.	57,703	1,432,188
Ingredion, Inc.	12,481	1,182,076
J.M. Smucker Co.	2,523	283,837
Kraft Heinz Co.	141,130	3,333,491
Lamb Weston Holdings, Inc.	27,215	1,175,144
McCormick & Co., Inc.	52,872	2,665,806
Mondelez International, Inc., Class A	159,015	9,197,428
		$30,906,564
Gas Utilities — 0.2%
New Jersey Resources Corp.	18,502	$1,036,852
Southwest Gas Holdings, Inc.	13,256	1,175,542
UGI Corp.	40,009	1,381,911
		$3,594,305
Ground Transportation — 0.9%
Fedex Freight Holding Co., Inc.(1)	15,505	$2,341,255
J.B. Hunt Transport Services, Inc.	5,899	1,707,347
Landstar System, Inc.	2,796	578,241
Ryder System, Inc.	7,397	1,951,107
Saia, Inc.(1)	17	7,160
Union Pacific Corp.	48,844	13,285,568
XPO, Inc.(1)	581	119,273
		$19,989,951
Health Care Equipment & Supplies — 2.2%
Abbott Laboratories	172,052	$15,611,998
Align Technology, Inc.(1)	1,715	289,252
Baxter International, Inc.	51,056	1,088,514
Becton Dickinson & Co.	25,895	3,918,690
Boston Scientific Corp.(1)	38,006	1,622,096
GE HealthCare Technologies, Inc.	78,544	5,027,601
Glaukos Corp.(1)	5,602	782,936
Medtronic PLC	180,588	14,127,399
ResMed, Inc.	2,136	416,264
STERIS PLC	2,246	472,940
Stryker Corp.	1,765	555,693
Zimmer Biomet Holdings, Inc.	30,153	2,595,872
		$46,509,255
Health Care Providers & Services — 5.3%
Centene Corp.(1)	42,765	$2,745,085
Cigna Group	39,309	10,836,705
CVS Health Corp.	172,845	17,880,815
Security	Shares	Value
Health Care Providers & Services (continued)
DaVita, Inc.(1)	2,101	$ 467,431
Elevance Health, Inc.	31,268	12,092,274
Encompass Health Corp.	10,800	1,091,664
Ensign Group, Inc.	1,619	259,526
Guardant Health, Inc.(1)	16,801	2,520,654
HCA Healthcare, Inc.	14,194	5,534,099
Henry Schein, Inc.(1)	16,602	1,386,599
Humana, Inc.	20,888	8,297,131
Labcorp Holdings, Inc.	12,292	3,441,760
Molina Healthcare, Inc.(1)	8,831	2,019,650
Quest Diagnostics, Inc.	15,339	3,251,101
UnitedHealth Group, Inc.	98,364	40,883,029
		$112,707,523
Health Care REITs — 0.6%
Alexandria Real Estate Equities, Inc.	12,839	$678,541
CareTrust REIT, Inc.	36,249	1,462,647
Healthcare Realty Trust, Inc.	66,144	1,334,125
Healthpeak Properties, Inc.	127,611	2,730,875
Omega Healthcare Investors, Inc.	54,166	2,582,635
Ventas, Inc.	39,321	3,491,705
		$12,280,528
Hotel & Resort REITs — 0.2%
Host Hotels & Resorts, Inc.	124,225	$2,945,375
Ryman Hospitality Properties, Inc.	8,809	1,132,397
		$4,077,772
Hotels, Restaurants & Leisure — 0.4%
Aramark	38,845	$2,210,281
Brinker International, Inc.(1)	2,447	411,096
Darden Restaurants, Inc.	14,727	3,033,909
Domino's Pizza, Inc.	100	29,604
Life Time Group Holdings, Inc.(1)	15,974	652,378
Starbucks Corp.	13,280	1,357,083
Texas Roadhouse, Inc.	2,470	477,278
Wyndham Hotels & Resorts, Inc.	2,337	196,799
		$8,368,428
Household Durables — 1.0%
D.R. Horton, Inc.	47,191	$7,686,470
Installed Building Products, Inc.	1,257	288,909
Lennar Corp., Class A	40,638	3,677,333
NVR, Inc.(1)	121	824,421
PulteGroup, Inc.	34,890	4,787,257
Somnigroup International, Inc.	12,092	948,013
Toll Brothers, Inc.	17,507	2,884,278
TopBuild Corp.(1)	1,563	554,130
		$21,650,811

Calvert
US Large-Cap Value Responsible Index Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Household Products — 1.7%
Church & Dwight Co., Inc.	9,850	$ 954,268
Clorox Co.	14,182	1,353,530
Colgate-Palmolive Co.	11,617	1,065,046
Kimberly-Clark Corp.	46,614	5,116,819
Procter & Gamble Co.	192,090	28,168,078
		$ 36,657,741
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	130,699	$ 1,916,047
Clearway Energy, Inc., Class C	14,546	497,182
Ormat Technologies, Inc.	1,513	164,766
		$2,577,995
Industrial REITs — 1.0%
EastGroup Properties, Inc.	5,659	$1,146,117
First Industrial Realty Trust, Inc.	20,618	1,264,090
Prologis, Inc.	102,910	13,941,218
Rexford Industrial Realty, Inc.	43,103	1,443,950
STAG Industrial, Inc.	35,669	1,357,562
Terreno Realty Corp.	20,027	1,297,149
		$20,450,086
Insurance — 6.2%
Aflac, Inc.	76,496	$8,969,156
American Financial Group, Inc.	12,097	1,692,854
American International Group, Inc.	93,734	6,985,995
Aon PLC, Class A	18,691	6,199,618
Arch Capital Group Ltd.(1)	60,323	5,854,950
Arthur J. Gallagher & Co.	13,763	3,159,572
Assurant, Inc.	8,699	2,335,943
Axis Capital Holdings Ltd.	13,628	1,464,192
Brown & Brown, Inc.	43,067	2,762,748
Cincinnati Financial Corp.	26,817	4,964,899
Everest Group Ltd.	7,339	2,621,711
First American Financial Corp.	16,426	1,126,659
Hanover Insurance Group, Inc.	6,135	1,313,626
Hartford Insurance Group, Inc.	48,410	6,415,293
Kinsale Capital Group, Inc.	409	134,892
Markel Group, Inc.(1)	2,198	4,292,716
Marsh & McLennan Cos., Inc.	49,432	8,238,832
MetLife, Inc.	95,958	8,119,006
Old Republic International Corp.	41,203	1,686,027
Primerica, Inc.	5,492	1,560,826
Principal Financial Group, Inc.	38,340	4,132,285
Progressive Corp.	78,295	17,103,543
Prudential Financial, Inc.	61,390	6,625,823
Reinsurance Group of America, Inc.	11,579	2,462,274
RenaissanceRe Holdings Ltd.	7,379	2,338,405
Travelers Cos., Inc.	33,447	11,041,524
Unum Group	28,345	2,534,043
Security	Shares	Value
Insurance (continued)
W.R. Berkley Corp.	34,565	$ 2,437,870
Willis Towers Watson PLC	16,193	4,232,365
		$ 132,807,647
Interactive Media & Services — 0.0%†
Snap, Inc., Class A(1)	37,179	$ 165,075
		$ 165,075
IT Services — 1.2%
Accenture PLC, Class A	81,669	$ 10,162,890
Amdocs Ltd.	16,102	813,795
Cognizant Technology Solutions Corp., Class A	71,440	2,766,871
CoreWeave, Inc., Class A(1)	3,049	303,498
Gartner, Inc.(1)	2,913	377,583
GoDaddy, Inc., Class A(1)	2,749	233,335
International Business Machines Corp.	42,203	11,867,906
		$26,525,878
Leisure Products — 0.1%
Hasbro, Inc.	17,513	$1,446,399
		$1,446,399
Life Sciences Tools & Services — 1.4%
Agilent Technologies, Inc.	10,040	$1,333,613
Avantor, Inc.(1)	70,358	696,544
Bio-Rad Laboratories, Inc., Class A(1)	2,362	693,507
Bruker Corp.	600	36,108
Charles River Laboratories International, Inc.(1)	2,866	649,980
Danaher Corp.	60,929	11,605,756
Illumina, Inc.(1)	5,251	923,283
IQVIA Holdings, Inc.(1)	10,265	1,983,403
Revvity, Inc.	9,879	1,099,138
Thermo Fisher Scientific, Inc.	22,749	11,405,439
		$30,426,771
Machinery — 3.6%
AGCO Corp.	13,620	$1,630,314
Allison Transmission Holdings, Inc.	4,097	461,896
CNH Industrial NV	195,977	2,200,822
Cummins, Inc.	6,074	4,332,038
Deere & Co.	23,437	14,866,792
Donaldson Co., Inc.	11,719	1,052,015
Dover Corp.	15,184	3,405,468
ESAB Corp.	7,190	709,150
Flowserve Corp.	11,084	821,989
Fortive Corp.	36,046	2,202,050
Gates Industrial Corp. PLC(1)	40,938	1,145,036
Graco, Inc.	10,518	795,266
IDEX Corp.	8,425	1,912,054
Illinois Tool Works, Inc.	17,508	4,735,389

Calvert
US Large-Cap Value Responsible Index Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Machinery (continued)
ITT, Inc.	1,307	$ 258,472
JBT Marel Corp.	7,183	1,041,535
Lincoln Electric Holdings, Inc.	1,604	425,878
Mueller Industries, Inc.	3,866	475,247
Nordson Corp.	3,451	1,041,132
Oshkosh Corp.	13,933	2,138,437
Otis Worldwide Corp.	46,550	3,332,980
PACCAR, Inc.	75,344	9,050,321
Parker-Hannifin Corp.	518	506,666
Pentair PLC	28,574	2,190,483
Snap-on, Inc.	8,875	3,571,300
Stanley Black & Decker, Inc.	34,945	3,289,023
Terex Corp.	25,286	1,830,454
Timken Co.	10,339	1,502,463
Toro Co.	12,594	1,226,907
Watts Water Technologies, Inc., Class A	418	163,626
Westinghouse Air Brake Technologies Corp.	586	157,986
Xylem, Inc.	34,243	4,047,865
		$76,521,054
Media — 0.2%
Charter Communications, Inc., Class A(1)	13,463	$1,914,573
New York Times Co., Class A	842	58,923
Paramount Skydance Corp., Class B	57,567	567,611
Sirius XM Holdings, Inc.	31,732	937,363
Versant Media Group, Inc.	23,588	849,404
		$4,327,874
Metals & Mining — 0.9%
Commercial Metals Co.	35,631	$2,235,845
MP Materials Corp.(1)(2)	24,210	1,356,002
Nucor Corp.	32,858	7,319,120
Reliance, Inc.	12,775	4,772,740
Steel Dynamics, Inc.	16,931	3,884,987
		$19,568,694
Mortgage REITs — 0.3%
AGNC Investment Corp.(2)	202,422	$2,206,400
Annaly Capital Management, Inc.	129,659	2,899,175
Starwood Property Trust, Inc.	61,963	1,014,954
		$6,120,529
Multi-Utilities — 2.9%
Ameren Corp.	50,836	$5,746,501
CMS Energy Corp.	57,668	4,411,602
Consolidated Edison, Inc.	67,823	7,503,259
Dominion Energy, Inc.	141,043	9,631,826
DTE Energy Co.	38,197	5,820,077
NiSource, Inc.	89,741	4,267,185
Public Service Enterprise Group, Inc.	93,046	7,551,613
Security	Shares	Value
Multi-Utilities (continued)
Sempra	105,212	$ 9,754,205
WEC Energy Group, Inc.	59,951	7,000,478
		$ 61,686,746
Office REITs — 0.1%
BXP, Inc.	29,257	$ 1,940,032
Vornado Realty Trust	31,580	1,241,094
		$ 3,181,126
Passenger Airlines — 0.6%
American Airlines Group, Inc.(1)	110,982	$2,005,445
Delta Air Lines, Inc.	108,055	10,120,431
Joby Aviation, Inc.(1)(2)	124,844	1,113,608
		$13,239,484
Personal Care Products — 0.3%
Estee Lauder Cos., Inc., Class A	24,506	$1,934,749
Kenvue, Inc.	269,832	5,156,489
		$7,091,238
Pharmaceuticals — 2.1%
Bristol-Myers Squibb Co.	274,243	$15,801,882
Elanco Animal Health, Inc.(1)	48,262	1,187,728
Jazz Pharmaceuticals PLC(1)	2,966	714,717
Merck & Co., Inc.	41,991	5,395,843
Pfizer, Inc.	738,496	17,782,984
Royalty Pharma PLC, Class A	1,661	93,132
Zoetis, Inc.	40,881	2,937,709
		$43,913,995
Professional Services — 0.9%
Amentum Holdings, Inc.(1)	14,897	$307,921
Automatic Data Processing, Inc.	36,712	8,221,652
Booz Allen Hamilton Holding Corp.	19,803	1,201,448
Broadridge Financial Solutions, Inc.	12,936	1,771,585
Equifax, Inc.	6,553	1,040,092
Genpact Ltd.	23,345	641,988
Parsons Corp.(1)	4,178	218,886
Paychex, Inc.	29,784	2,928,661
Paycom Software, Inc.	2,574	323,500
SS&C Technologies Holdings, Inc.	19,348	1,200,543
TransUnion	20,304	1,464,731
		$19,321,007
Real Estate Management & Development — 0.3%
CBRE Group, Inc., Class A(1)	20,569	$2,770,438
Jones Lang LaSalle, Inc.(1)	8,683	2,691,296
		$5,461,734

Calvert
US Large-Cap Value Responsible Index Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Residential REITs — 1.3%
AvalonBay Communities, Inc.	26,040	$ 4,913,488
Camden Property Trust	18,055	2,067,117
Equity LifeStyle Properties, Inc.	24,787	1,597,522
Equity Residential	68,336	4,642,064
Essex Property Trust, Inc.	10,862	3,167,250
Invitation Homes, Inc.	96,932	2,928,316
Mid-America Apartment Communities, Inc.	21,273	2,955,671
Sun Communities, Inc.	22,448	2,691,740
UDR, Inc.	58,968	2,354,002
		$27,317,170
Retail REITs — 1.5%
Brixmor Property Group, Inc.	56,337	$1,776,306
Federal Realty Investment Trust	15,864	1,958,252
Kimco Realty Corp.	121,053	3,068,693
Kite Realty Group Trust	21,723	616,499
Macerich Co.	41,969	1,057,199
NNN REIT, Inc.	35,004	1,628,736
Phillips Edison & Co., Inc.	19,746	821,828
Realty Income Corp.	150,958	9,353,358
Regency Centers Corp.	33,582	2,677,829
Simon Property Group, Inc.	37,566	8,401,636
		$31,360,336
Semiconductors & Semiconductor Equipment — 2.6%
Allegro MicroSystems, Inc.(1)	3,750	$261,075
Amkor Technology, Inc.	10,402	896,965
Analog Devices, Inc.	4,107	1,631,177
Enphase Energy, Inc.(1)	1,000	49,240
Intel Corp.(1)	228,410	31,892,888
Qorvo, Inc.(1)	2,553	238,118
QUALCOMM, Inc.	46,564	8,604,562
Semtech Corp.(1)	11,705	1,894,454
Silicon Laboratories, Inc.(1)	3,682	804,738
Skyworks Solutions, Inc.	20,957	1,420,885
Texas Instruments, Inc.	24,189	7,210,015
		$54,904,117
Software — 0.4%
Core Scientific, Inc.(1)	45,535	$1,165,241
Elastic NV(1)	2,224	126,812
Gen Digital, Inc.	38,554	959,609
Intuit, Inc.	4,698	1,226,178
PTC, Inc.(1)	6,473	735,398
Riot Platforms, Inc.(1)	8,213	224,872
Roper Technologies, Inc.	10,722	3,628,218
SentinelOne, Inc., Class A(1)	5,000	84,850
Trimble, Inc.(1)	19,019	973,392
		$9,124,570
Security	Shares	Value
Specialized REITs — 2.2%
American Tower Corp.	50,632	$ 8,281,876
Crown Castle, Inc.	80,392	6,088,086
CubeSmart	41,342	1,644,171
Digital Realty Trust, Inc.	43,626	7,834,357
Equinix, Inc.	4,459	4,648,017
Extra Space Storage, Inc.	38,518	5,596,665
National Storage Affiliates Trust	11,680	519,410
Outfront Media, Inc.	22,193	727,043
Public Storage	21,150	6,732,257
Rayonier, Inc.	41,633	885,950
SBA Communications Corp.	9,535	1,682,546
Weyerhaeuser Co.	100,553	2,407,239
		$47,047,617
Specialty Retail — 2.4%
AutoNation, Inc.(1)	3,673	$682,407
Best Buy Co., Inc.	27,643	2,097,551
Burlington Stores, Inc.(1)	183	57,974
CarMax, Inc.(1)	19,258	1,018,556
Dick's Sporting Goods, Inc.	6,242	1,415,748
Five Below, Inc.(1)	293	52,678
Floor & Decor Holdings, Inc., Class A(1)	13,958	828,547
GameStop Corp., Class A(1)	57,537	1,270,417
Gap, Inc.	34,165	638,202
Home Depot, Inc.	74,124	26,142,052
Lithia Motors, Inc., Class A	3,330	967,332
Lowe's Cos., Inc.	52,796	11,640,990
Penske Automotive Group, Inc.	2,304	412,301
Tractor Supply Co.	73,602	2,326,559
Urban Outfitters, Inc.(1)	6,362	450,811
Wayfair, Inc., Class A(1)	14,445	1,335,007
Williams-Sonoma, Inc.	1,840	428,904
		$51,766,036
Technology Hardware, Storage & Peripherals — 1.0%
Hewlett Packard Enterprise Co.	92,593	$4,176,870
HP, Inc.	138,192	3,031,932
NetApp, Inc.	7,238	1,120,153
Western Digital Corp.	21,087	13,468,689
		$21,797,644
Textiles, Apparel & Luxury Goods — 0.4%
Levi Strauss & Co., Class A	12,973	$322,119
lululemon Athletica, Inc.(1)	7,876	899,282
NIKE, Inc., Class B	145,041	5,953,933
Ralph Lauren Corp.	314	126,043
VF Corp.	51,528	859,487
		$8,160,864

Calvert
US Large-Cap Value Responsible Index Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Trading Companies & Distributors — 0.7%
Applied Industrial Technologies, Inc.	1,422	$ 480,849
Core & Main, Inc., Class A(1)	20,943	1,010,500
Fastenal Co.	2,542	122,092
Ferguson Enterprises, Inc.	9,836	2,334,378
GATX Corp.	6,793	1,203,652
MSC Industrial Direct Co., Inc., Class A	5,815	691,694
QXO, Inc.(1)	97,267	1,680,774
United Rentals, Inc.	1,346	1,524,870
Watsco, Inc.	7,156	2,982,120
WESCO International, Inc.	6,762	2,335,797
		$14,366,726
Water Utilities — 0.3%
American Water Works Co., Inc.	35,004	$4,605,826
Essential Utilities, Inc.	52,138	1,997,407
		$6,603,233
Wireless Telecommunication Services — 0.4%
T-Mobile U.S., Inc.	51,895	$8,704,349
		$8,704,349
Total Common Stocks (identified cost $1,609,600,358)		$2,118,445,968

Rights — 0.0%†

Security	Shares	Value
Health Care Equipment & Supplies — 0.0%†
Hologic, Inc. CVR, Exp. 9/25/27(1)(3)(4)	10,479	$ 105
Total Rights (identified cost $105)		$ 105

Miscellaneous — 0.0%

Security	Shares	Value
Software — 0.0%
Pivotal Software, Inc., Escrow Certificates(1)(2)(3)	4,878	$ 0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 0.6%
Affiliated Fund — 0.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.56%(5)	8,520,556	$ 8,520,556
Total Affiliated Fund (identified cost $8,520,556)		$ 8,520,556
Securities Lending Collateral — 0.2%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.66%(6)	4,062,556	$ 4,062,556
Total Securities Lending Collateral (identified cost $4,062,556)		$ 4,062,556
Total Short-Term Investments (identified cost $12,583,112)		$ 12,583,112
Total Investments — 100.1% (identified cost $1,622,183,575)		$2,131,029,185
Other Assets, Less Liabilities — (0.1)%		$ (2,481,500)
Net Assets — 100.0%		$2,128,547,685

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at June 30, 2026. The aggregate market value of securities on loan at June 30, 2026 was $6,515,517 and the total market value of the collateral received by the Fund was $6,638,553, comprised of cash of $4,062,556 and U.S. government and/or agencies securities of $2,575,997.
(3)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(4)	Restricted security. Total market value of restricted securities amounts to $105, which represents less than 0.05% of the net assets of the Fund as of June 30, 2026.
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2026.
(6)	Represents investment of cash collateral received in connection with securities lending.

Abbreviations:
CVR	– Contingent Value Rights
REITs	– Real Estate Investment Trusts

Calvert
US Large-Cap Value Responsible Index Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Restricted Securities
Description	Acquisition Date	Cost
Hologic, Inc. CVR, Exp. 9/25/27	4/8/26	$105
		$105
The Fund did not have any open derivative instruments at June 30, 2026.
Affiliated Investments
At June 30, 2026, the value of the Fund’s investment in funds that may be deemed to be affiliated was $8,520,556, which represents 0.4% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$5,910,873	$193,765,968	$(191,156,285)	$ —	$ —	$8,520,556	$75,430	8,520,556

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2026, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$2,118,445,968(2)	$ —	$ —	$2,118,445,968
Rights	—	—	105	105
Miscellaneous	—	—	0	0
Short-Term Investments:
Affiliated Fund	8,520,556	—	—	8,520,556
Securities Lending Collateral	4,062,556	—	—	4,062,556
Total Investments	$2,131,029,080	$ —	$105	$2,131,029,185

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2026 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.